Restricted Cash and Short Term Deposits (Tables)	9 Months Ended
Sep. 30, 2020
Supplemental Cash Flow Elements [Abstract]
Restrictions on Cash and Cash Equivalents
Our restricted cash and short-term deposits balances are as follows:

(in thousands of $)	September 30, 2020	December 31, 2019
Restricted cash in relation to the Hilli	75,903	75,968
Restricted cash and short-term deposits held by lessor VIEs (see note 9)	61,738	34,947
Restricted cash relating to interest rate swaps (see note 15)	11,142	—
Restricted cash relating to the Margin Loan facility (see note 14)	7,848	10,000
Restricted cash relating to the $1.125 billion debt facility	4,837	10,975
Restricted cash relating to office lease	731	826
Restricted cash relating to the total return equity swap (see note 15)	—	55,573
Total restricted cash and short-term deposits	162,199	188,289
Less: Amounts included in current restricted cash and short-term deposits	(100,748)	(111,545)
Long-term restricted cash	61,451	76,744